SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 8— SHARE CAPITAL

a.	Ordinary shares

1)
Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)
On October 2, 2017, the Company increased its authorized share capital to 50,000,000 shares, NIS 0.1 par value.

On January 19, 2018, the Company executed a 1-for-1.8 share split of the Company’s shares by way of an issuance of bonus shares for each share. Upon the effectiveness of the share split, (i) 0.8 bonus shares were issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was proportionally increased, and (iii) the exercise price of each outstanding option to purchase ordinary shares was proportionately decreased. Unless otherwise indicated, and except for authorized capital, all of the share numbers, loss per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-1.8 share split.

In January 2018, the Company completed an IPO on the NASDAQ Stock Market, in which it issued 6,250,000 Ordinary shares at a price per share of $12. During February 2018 the underwriters exercised their green shoe option and purchased additional 937,500 ordinary shares at the same price per share. The net proceeds received from the IPO were approximately $78,800, after deducting underwriting discounts, commissions and other offering expenses in a total amount of approximately $7,450.

Immediately prior to the closing of the IPO, the outstanding promissory note were automatically converted into Company's shares. See also note 7.

b.	Share-based compensation:

1)
Option plan

In December, 2014, the Company’s Board of Directors approved a Share Incentive Plan (hereafter — the Plan) and reserved a pool of 629,025 ordinary shares, par value NIS 0.1 each, or such other number as the Board may determine, subject to certain terms and conditions as defined in the Plan. According to the Plan, the Company may issue shares or restricted shares, may grant options or restricted share units and other share-based awards (hereafter — the awards) to the Company employees, consultants, directors and other service providers.

The Plan is designed to enable the Company to grant awards to purchase Ordinary Shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance and pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under this Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of comparable peer companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term of the options is estimated based on the simplified method.

On July 13, 2017 the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 720,975 ordinary shares of the Company with a value of NIS 0.1 per share.

As of December 31, 2018, 139,935 ordinary shares remain available for future grants under the Plan.

2)	Options grants

a.	Option granted to employees and directors

i.
In March 2018, the board of directors approved and recommended the Company shareholders to approve a grant of 105,471 options to the Company CEO to purchase ordinary shares at an exercise price of $11.21 per share. The Company's shareholders approved the grant in May 2018.

ii.	In March 2018, the Company granted a total of 20,138 options to two employees to purchase ordinary shares at an exercise price of $11.21 per share.

iii.	In August 2018, the Company granted a total of 10,069 options to an Executive Officer to purchase ordinary shares at an exercise price of $6.78 per share.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted to employees and directors in 2016, 2017 and 2018 were $986, $9,841 and $878, respectively. The underlying data used for computing the fair value of the options are as follows:

	2016	2017	2018
Value of one ordinary share	$11.99	$20.47-$24.37	$6.24-$10.40
Dividend yield	0%	0%	0%
Expected volatility	68.46%-79.1%	72.91%-78.71%	70.43%-73.35%
Risk-free interest rate	0.95%-1.34%	1.57%-2.23%	2.67%-2.83%
Expected term	5-6.71 years	5-7 years	5.50-7 years

The total unrecognized compensation cost of employee options at December 31, 2018 is $2,927, which is expected to be recognized over a period of 3.6 years.

The following table summarizes the number of options granted to employees under the Plan for the years ended December 31, 2016, 2017 and 2018, and related information:

	Year ended December 31
	2016			2017			2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	312,194	$1.59	9.25	402,955	$1.59	8.55	849,780	$3.45	8.63
Granted	90,761	$1.59	9.59	468,572	$4.99	9.52	135,678	$10.88	9.41
Exercised							(27,399)	$1.59	-
Expired							(1,350)	$5.57	-
Forfeited	-	-	-	(21,747)	$2.25	7.87	(18,619)	$8.62	-
Options outstanding at the end of the year	402,955	$1.59	8.55	849,780	$3.45	8.63	938,090	$4.47	7.89
Options exercisable at the end of the year	192,338	$1.59	9.59	297,420	$1.59	7.49	519,084	$2.53	6.74

b.
Option granted to non-employees

In March 2018, the Company granted a total of 76,895 options to several consultants to purchase ordinary shares at an exercise price of $11.21 per share.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted to non-employees in 2017 and 2018 were $2,725 and $648, respectively. The underlying data used for computing the fair value of the options are as follows:

	2017	2018
Value of one ordinary share	$24.37	$10.40
Dividend yield	0%	0%
Expected volatility	72.91 -76.63%	79.07%
Risk-free interest rate	1.91%-2.16%	2.86%
Expected term	10 years	10 years

The total unrecognized compensation cost of non-employees options at December 31, 2018 is $358, which is expected to be recognized over a period of 3.2 years.

The following table summarizes the number of options granted to non-employees under the Plan for the year ended December 31, 2018, and related information:

	Year ended December 31
	2017			2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	-	-	-	121,680	$5.12	9.54
Granted	121,680	$5.12	9.54	76,895	$11.21	9.24
Options outstanding at the end of the year	121,680	$5.12	9.54	198,575	$7.48	8.81
Options exercisable at the end of the year	7,614	$1.59	9.54	44,793	$4.59	8.54

c.     The aggregate intrinsic value of the total outstanding and of total exercisable options as of December 31, 2018 is approximately $2,168 and $1,877, respectively.

d.     Restricted Shares granted to Directors

In February 2018, the board of directors approved and recommended the Company shareholders to approve a total grant of 46,000 restricted share units (RSUs) to its independent and external directors that vest annually in equal portions over a three-year period. The fair value of the shares as of the date of grant was $495.

e.     The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2016	2017	2018
Research and development expenses	$541	$1,932	$2,708
General and administrative expenses	411	2,042	$1,946
	$952	$3,974	$4,654